STOCK COMPENSATION (Details Narrative) - USD ($)					3 Months Ended			6 Months Ended	12 Months Ended
	Apr. 16, 2024	Apr. 12, 2024	Aug. 01, 2023	Aug. 15, 2022	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sale of stock description	on April 16, 2024 did not result in the Company regaining compliance. As a consequence, the Company is not eligible for a second 180 day period, because the Company does not meet the $5,000,000 minimum
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross								30,000	135,500
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 4.10	$ 50.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term								3 years 6 months 10 days	4 years 14 days
Stock option compensation expenses								$ 202,687	$ 867,110	$ 0
Unrecognized compensation cost					$ 0			0	251,256
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option compensation expenses								1,588,415	359,311
Unrecognized compensation cost					$ 1,360			$ 1,360	166,111
RSU granted fair value									$ 630,864
Directors and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			135,500
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 50.00
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share issuance for cash, net of transaction costs, shares					100,698	157,983	172,500		172,500	192,500
2022 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Purchased for Award				218,647
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights				4%
2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sale of stock description		On April 12, 2024, the Board unanimously authorized and approved an amendment (“Plan Amendment”) to MGO’s 2022 Equity Incentive Plan (the “2022 Plan”) to increase the number of shares of the Company’s common stock, par value $0.00001 per share,
Share issuance for cash, net of transaction costs, shares		205,071
2022 Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share issuance for cash, net of transaction costs, shares		182,451
Number of new stock increased		451,188